Inventories	6 Months Ended
Mar. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consisted of the following:

	March 31, 2023	September 30, 2022
Raw materials	$3,022,440	$3,274,744
Work-in-progress	2,003,823	1,399,074
Finished goods	1,483,086	2,050,597
Inventories	$6,509,349	$6,724,415